SUPPLEMENT DATED MARCH 6, 2009
TO THE PROSPECTUS DATED OCTOBER 6, 2008, AS AMENDED DECEMBER 31, 2008, FOR

                                PERSPECTIVE II(R)

              ISSUED BY JACKSON NATIONAL LIFE INSURANCE COMPANY(R)
                  THROUGH JACKSON NATIONAL SEPARATE ACCOUNT - I

THIS SUPPLEMENT UPDATES THE PROSPECTUS. PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE PROSPECTUS FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------

EFFECTIVE APRIL 6, 2009, JACKSON NATIONAL LIFE INSURANCE COMPANY WILL NO LONGER OFFER THE GUARANTEED MINIMUM INCOME BENEFIT IN NEWLY ISSUED CONTRACTS.

IN ADDITION, ON AND AFTER MAY 16, 2009, WE WILL NO LONGER ACCEPT SUBSEQUENT PREMIUM PAYMENTS FOR VARIABLE ANNUITY CONTRACTS THAT WERE PURCHASED PRIOR TO APRIL 6, 2009, AND TO WHICH A GUARANTEED MINIMUM INCOME BENEFIT ENDORSEMENT IS ATTACHED. THIS SUBSEQUENT PREMIUM LIMITATION DOES NOT APPLY TO CONTRACTS ISSUED IN CONNECTICUT ON OR AFTER OCTOBER 4, 2004, OR TO CONTRACTS ISSUED IN MARYLAND. THE PROVISIONS OF THE GUARANTEED MINIMUM INCOME BENEFIT ENDORSEMENT OTHERWISE REMAIN UNCHANGED.
































This Supplement is dated March 6, 2009.

(To be used with VC4224 10/08.)

                                                                   JMV3171 03/09